Quarterly Holdings Report
for
Fidelity® Balanced Fund
May 31, 2026
BAL-NPRT3-0726
1.800332.122
Common Stocks - 64.4%
	Shares	Value ($)
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	494,221	145,094,825
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	78,608	10,423,421
CANADA - 0.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (c)	237,510	17,770,396
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	542,629	30,657,072
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Athabasca Oil Corp (b)	11,092,070	87,777,524
Imperial Oil Ltd	1,198,928	142,246,875
Sintana Energy Inc (b)	1,385,500	422,087
Strathcona Resources Ltd	339,000	10,865,999
TOTAL ENERGY		241,312,485
Materials - 0.0%
Metals & Mining - 0.0%
Altius Minerals Corp	478,218	20,090,949
Standard Lithium Ltd (b)	295,952	1,159,207
Teck Resources Ltd Class B (United States)	81,800	5,411,888
TOTAL MATERIALS		26,662,044
TOTAL CANADA		316,401,997
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	236,191	8,403,676
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	355,500	16,022,385
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
AIXTRON SE	153,800	10,447,809
TOTAL GERMANY		26,470,194
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	1,182,001	41,748,275
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Disco Corp	49,272	20,104,694
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	203,350	314,421,944
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	120,300	25,274,282
TOTAL KOREA (SOUTH)		339,696,226
NETHERLANDS - 0.4%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	75,411	63,042,842
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASM International NV	28,485	29,849,254
ASML Holding NV depository receipt	22,200	35,803,272
NXP Semiconductors NV	319,132	102,553,068
TOTAL INFORMATION TECHNOLOGY		168,205,594
TOTAL NETHERLANDS		231,248,436
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	788,200	17,132,208
SWEDEN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	361,355	17,306,341
TAIWAN - 1.4%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	82,000	5,442,478
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.5%
Chroma ATE Inc	1,430,000	114,713,185
Delta Electronics Inc	2,534,000	197,225,123
Elite Material Co Ltd	77,000	12,549,818
		324,488,126
Semiconductors & Semiconductor Equipment - 0.9%
Jentech Precision Industrial Co Ltd	359,000	40,512,351
Taiwan Semiconductor Manufacturing Co Ltd	3,437,000	253,913,948
Taiwan Semiconductor Manufacturing Co Ltd ADR	656,397	274,669,325
		569,095,624
TOTAL INFORMATION TECHNOLOGY		893,583,750
TOTAL TAIWAN		899,026,228
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (b)(d)(e)	219	0
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo PLC	352,402	7,223,732
Tobacco - 0.1%
British American Tobacco PLC ADR	1,012,304	62,550,264
TOTAL CONSUMER STAPLES		69,773,996
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd (d)(e)	5,751,413	16,342,853
Insurance - 0.2%
Aviva PLC	4,056,700	33,392,083
Hiscox Ltd	3,486,120	82,111,314
		115,503,397
TOTAL FINANCIALS		131,846,250
TOTAL UNITED KINGDOM		201,620,246
UNITED STATES - 61.0%
Communication Services - 7.0%
Diversified Telecommunication Services - 0.1%
AT&T Inc	1,278,505	31,706,924
Comcast Corp Class A	588,000	14,623,560
Verizon Communications Inc	408,900	19,549,509
		65,879,993
Entertainment - 0.4%
Lionsgate Studios Corp (b)	1,437,138	20,622,930
Live Nation Entertainment Inc (b)	177,700	29,926,457
Netflix Inc (b)	1,005,700	86,510,314
ROBLOX Corp Class A (b)	1,024,900	48,324,035
Take-Two Interactive Software Inc (b)	258,772	58,006,332
TKO Group Holdings Inc Class A	23,900	4,903,802
Walt Disney Co/The	406,700	41,414,261
		289,708,131
Interactive Media & Services - 6.3%
Alphabet Inc Class A	8,210,858	3,122,917,733
Epic Games Inc (b)(d)(e)	13,987	6,174,421
Meta Platforms Inc Class A	1,547,342	978,709,288
		4,107,801,442
Media - 0.2%
Charter Communications Inc Class A (b)(c)	36,100	5,200,205
EchoStar Corp Class A (b)(c)	426,600	55,112,454
Fox Corp Class B	442,200	25,377,858
Magnite Inc (b)	1,288,989	18,471,212
Paramount Skydance Corp Class B (c)	309,700	3,285,917
Trade Desk Inc (The) Class A (b)	284,400	6,131,664
		113,579,310
TOTAL COMMUNICATION SERVICES		4,576,968,876
Consumer Discretionary - 6.3%
Automobiles - 1.2%
General Motors Co	248,525	20,687,221
Tesla Inc (b)	1,734,821	756,017,644
Waymo LLC Class B (d)(e)	13,300	2,185,456
		778,890,321
Broadline Retail - 3.1%
Amazon.com Inc (b)	7,309,769	1,978,315,883
Etsy Inc (b)	246,254	16,725,572
		1,995,041,455
Distributors - 0.0%
LKQ Corp	735,261	19,940,278
Diversified Consumer Services - 0.1%
Service Corp International/US	637,893	47,963,175
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (b)	448,023	59,725,946
Booking Holdings Inc	441,904	73,987,987
Carnival Corp Ltd	1,113,300	31,239,198
Chipotle Mexican Grill Inc (b)	1,267,408	40,379,619
Churchill Downs Inc	346,430	30,212,160
Domino's Pizza Inc	119,599	37,145,057
DoorDash Inc Class A (b)	99,700	15,881,213
DraftKings Inc Class A (b)	950,124	23,268,537
Dutch Bros Inc Class A (b)	284,537	16,503,146
Expedia Group Inc Class A	88,500	19,982,415
Marriott International Inc/MD Class A1	287,617	108,028,945
Red Rock Resorts Inc Class A	194,869	11,376,452
Starbucks Corp	178,266	17,676,857
Wingstop Inc	89,500	14,047,920
Wyndham Hotels & Resorts Inc (c)	367,984	29,534,396
Wynn Resorts Ltd	82,300	8,330,406
Yum! Brands Inc	418,092	61,856,711
		599,176,965
Household Durables - 0.1%
PulteGroup Inc	430,231	50,844,700
Somnigroup International Inc	342,027	24,218,931
		75,063,631
Specialty Retail - 0.8%
Bath & Body Works Inc	600,600	12,024,011
Bob's Discount Furniture Inc	760,700	10,345,519
Dick's Sporting Goods Inc	108,119	24,604,641
Floor & Decor Holdings Inc Class A (b)	401,660	20,645,324
Home Depot Inc/The	372,378	118,095,959
Lithia Motors Inc	81,268	23,640,049
Lowe's Cos Inc	1,018,432	218,311,084
Ross Stores Inc	489,705	113,479,340
Valvoline Inc (b)(c)	478,300	16,142,625
		557,288,552
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	1,299,812	60,090,309
PVH Corp	328,806	30,671,023
		90,761,332
TOTAL CONSUMER DISCRETIONARY		4,164,125,709
Consumer Staples - 2.7%
Beverages - 0.8%
Coca-Cola Co/The	3,921,811	309,862,287
Constellation Brands Inc Class A	151,818	21,075,374
Keurig Dr Pepper Inc	2,989,393	89,771,472
Monster Beverage Corp (b)	451,837	39,797,803
PepsiCo Inc	632,493	91,199,166
		551,706,102
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings Inc (b)	228,679	19,501,744
Costco Wholesale Corp	274,461	262,472,544
Kroger Co/The	473,688	29,439,709
Target Corp	347,070	44,102,185
Walmart Inc	2,562,138	296,567,474
		652,083,656
Food Products - 0.2%
Bunge Global SA	128,247	15,812,855
JM Smucker Co	25,000	2,580,000
Lamb Weston Holdings Inc	131,129	5,662,150
McCormick & Co Inc/MD	211,300	10,009,281
Mondelez International Inc	1,173,876	71,805,995
		105,870,281
Household Products - 0.4%
Colgate-Palmolive Co	347,000	31,275,110
Procter & Gamble Co/The	1,793,103	257,417,867
		288,692,977
Personal Care Products - 0.1%
Kenvue Inc	3,941,342	68,106,390
Tobacco - 0.2%
Philip Morris International Inc	780,720	138,484,114
TOTAL CONSUMER STAPLES		1,804,943,520
Energy - 1.6%
Energy Equipment & Services - 0.0%
SLB Ltd	811,577	44,271,525
Oil, Gas & Consumable Fuels - 1.6%
Chevron Corp	651,666	118,902,978
ConocoPhillips	1,301,984	148,400,136
Exxon Mobil Corp	3,526,905	512,318,221
Phillips 66	363,000	63,844,440
Shell PLC ADR	861,076	72,433,713
Sunoco LP	188,900	12,267,166
Valero Energy Corp	394,501	96,581,735
		1,024,748,389
TOTAL ENERGY		1,069,019,914
Financials - 7.1%
Banks - 2.3%
Bank of America Corp	8,427,985	434,884,026
BOK Financial Corp	190,800	24,430,032
Citigroup Inc	1,372,508	172,798,757
JPMorgan Chase & Co	518,418	155,167,692
KeyCorp	2,157,123	46,011,434
M&T Bank Corp	218,065	47,126,027
Truist Financial Corp	1,771,600	85,408,836
UMB Financial Corp	182,521	23,957,706
US Bancorp	1,646,281	90,298,513
Wells Fargo & Co	4,602,458	356,874,593
		1,436,957,616
Capital Markets - 1.8%
Blackrock Inc	135,251	141,591,567
Blue Owl Capital Inc Class A	3,173,800	32,626,664
Carlyle Group Inc/The	741,200	33,672,716
Charles Schwab Corp/The	2,845,541	248,558,007
Evercore Inc Class A	133,500	45,504,810
Intercontinental Exchange Inc	643,604	95,156,851
KKR & Co Inc Class A	2,054,022	197,062,871
Lincoln International LLC	417,200	9,520,504
MarketAxess Holdings Inc	250,183	32,533,797
Moody's Corp	184,100	83,443,325
Nasdaq Inc (c)	816,200	75,514,824
Raymond James Financial Inc	436,500	62,598,465
State Street Corp	596,485	92,836,925
StepStone Group Inc rights 12/31/2038 (b)(d)	22,875	1,437,465
Virtu Financial Inc Class A	1,090,871	54,707,181
		1,206,765,972
Consumer Finance - 0.2%
Capital One Financial Corp	616,500	115,858,845
SLM Corp	1,112,695	24,612,813
		140,471,658
Financial Services - 1.8%
Apollo Global Management Inc	930,025	119,703,518
Berkshire Hathaway Inc Class A (b)	104	73,933,600
Berkshire Hathaway Inc Class B (b)	257,650	122,249,772
Corebridge Financial Inc (c)	1,807,200	48,794,400
Corpay Inc (b)	226,500	81,947,700
Global Payments Inc	705,400	53,264,754
Mastercard Inc Class A	1,391,698	687,470,978
		1,187,364,722
Insurance - 1.0%
American Financial Group Inc/OH	436,975	56,719,355
Arthur J Gallagher & Co	576,257	115,891,045
Baldwin Insurance Group Inc/The Class A (b)	2,026,641	39,357,368
Brown & Brown Inc	1,608,400	90,472,500
Chubb Ltd	624,928	194,808,806
Hartford Insurance Group Inc/The	397,754	50,566,466
Reinsurance Group of America Inc	478,619	96,077,978
Unum Group	251,707	20,949,574
		664,843,092
TOTAL FINANCIALS		4,636,403,060
Health Care - 5.1%
Biotechnology - 0.9%
AbbVie Inc	761,256	165,740,656
Biogen Inc (b)	126,000	24,696,000
Cogent Biosciences Inc (b)	750,393	26,233,739
Dianthus Therapeutics Inc (b)	136,800	12,723,768
Gilead Sciences Inc	1,474,657	198,238,142
Insmed Inc (b)	22	2,352
Intellia Therapeutics Inc (b)(c)	518,800	7,299,516
Kailera Therapeutics Inc (b)	261,900	6,007,986
Kymera Therapeutics Inc (b)	149,044	12,135,162
Moderna Inc (b)	563,600	26,596,284
Natera Inc (b)	91,400	20,416,018
Nuvalent Inc Class A (b)	240,966	26,600,237
Oruka Therapeutics Inc (b)	67,700	3,962,481
Praxis Precision Medicines Inc (b)	32,200	11,269,034
Revolution Medicines Inc (b)	92,900	14,629,892
Roivant Sciences Ltd (b)	392,100	11,759,079
Travere Therapeutics Inc (b)	279,074	13,166,711
Vaxcyte Inc (b)	234,700	12,063,580
		593,540,637
Health Care Equipment & Supplies - 0.5%
Edwards Lifesciences Corp (b)	1,372,094	118,644,969
Intuitive Surgical Inc (b)	258,441	109,744,386
Medline Inc Class A	318,252	11,635,293
Shoulder Innovations Inc	505,572	7,431,908
Stryker Corp	175,893	53,663,195
		301,119,751
Health Care Providers & Services - 1.1%
Cencora Inc	290,921	78,362,481
CVS Health Corp	2,034,487	185,097,627
Elevance Health Inc	353,300	138,914,027
Guardant Health Inc (b)	172,500	22,371,525
HCA Healthcare Inc	88,378	33,454,608
UnitedHealth Group Inc	625,691	237,956,544
		696,156,812
Life Sciences Tools & Services - 0.4%
Agilent Technologies Inc	457,400	61,991,422
Bio-Techne Corp	285,400	14,749,472
Danaher Corp	661,757	120,883,151
Thermo Fisher Scientific Inc	74,649	36,765,379
Waters Corp (b)	18,900	7,249,473
West Pharmaceutical Services Inc	163,132	52,660,641
		294,299,538
Pharmaceuticals - 2.2%
Amylyx Pharmaceuticals Inc (b)	879,837	12,625,661
Axsome Therapeutics Inc (b)	45,600	10,692,288
Elanco Animal Health Inc (b)	2,633,922	62,819,040
Eli Lilly & Co	630,180	696,348,900
Jazz Pharmaceuticals PLC (b)	366,596	86,696,288
Johnson & Johnson	1,258,067	283,480,237
Merck & Co Inc	2,050,280	243,409,242
Roche Holding AG	120,130	50,680,685
		1,446,752,341
TOTAL HEALTH CARE		3,331,869,079
Industrials - 5.6%
Aerospace & Defense - 1.8%
Beta Technologies Inc Class A (b)	356,682	6,541,548
Boeing Co (b)	829,923	191,836,701
GE Aerospace	1,101,118	356,497,965
Howmet Aerospace Inc	762,333	196,872,497
Lockheed Martin Corp	224,922	119,309,875
Northrop Grumman Corp	140,336	79,104,596
RTX Corp	334,080	60,020,813
Space Exploration Technologies Corp (b)(d)(e)	757,500	79,779,900
TransDigm Group Inc	76,065	95,714,111
		1,185,678,006
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	66,500	11,880,225
FedEx Corp	125,500	51,674,625
		63,554,850
Building Products - 0.4%
Trane Technologies PLC	569,800	257,150,740
Commercial Services & Supplies - 0.2%
Cintas Corp	341,867	58,548,142
Republic Services Inc	296,511	59,432,665
		117,980,807
Construction & Engineering - 0.2%
MasTec Inc (b)	16,288	6,162,890
Quanta Services Inc	175,579	124,964,842
		131,127,732
Electrical Equipment - 0.8%
AMETEK Inc	600,327	135,583,853
Eaton Corp PLC	306,500	122,783,900
GE Vernova Inc	275,642	266,909,661
Nextpower Inc Class A (b)	76,255	11,926,282
		537,203,696
Ground Transportation - 0.4%
CSX Corp	1,476,505	66,826,616
Old Dominion Freight Line Inc	366,237	82,458,261
Uber Technologies Inc (b)	1,195,266	84,146,726
Union Pacific Corp	158,516	41,632,642
		275,064,245
Machinery - 1.5%
Caterpillar Inc	321,650	281,723,586
Cummins Inc	269,774	174,443,962
Dover Corp	316,220	66,836,259
Ingersoll Rand Inc	705,326	50,529,555
PACCAR Inc	927,600	102,379,212
Parker-Hannifin Corp	273,989	231,419,329
Westinghouse Air Brake Technologies Corp	316,490	82,654,528
		989,986,431
Professional Services - 0.1%
TransUnion	791,500	56,639,740
Trading Companies & Distributors - 0.1%
Fastenal Co	896,646	39,631,753
United Rentals Inc	40,861	40,684,072
		80,315,825
TOTAL INDUSTRIALS		3,694,702,072
Information Technology - 22.0%
Communications Equipment - 1.1%
Arista Networks Inc (b)	1,959,899	312,545,094
Cisco Systems Inc	2,345,631	282,460,885
Lumentum Holdings Inc (b)	75,294	64,373,358
Motorola Solutions Inc	85,437	34,455,033
		693,834,370
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	1,116,349	166,068,077
Coherent Corp (b)	193,190	69,832,389
Corning Inc	739,144	133,903,327
Flex Ltd (b)	107,300	16,178,694
Keysight Technologies Inc (b)	43,200	14,615,856
		400,598,343
Semiconductors & Semiconductor Equipment - 12.1%
Advanced Micro Devices Inc (b)	905,829	467,498,347
Applied Materials Inc	363,600	163,641,816
Axcelis Technologies Inc (b)	44,500	6,693,245
Broadcom Inc	2,645,062	1,181,734,350
Cerebras Systems Inc Class A (b)	139,100	32,965,309
Cerebras Systems Inc Class B (f)	7,100	1,682,629
Intel Corp (b)	2,749,000	315,255,320
KLA Corp	83,800	161,039,298
Lam Research Corp	978,187	311,239,540
MACOM Technology Solutions Holdings Inc (b)	369,900	134,880,336
Marvell Technology Inc	1,188,117	243,563,985
Micron Technology Inc	907,858	881,530,118
Monolithic Power Systems Inc	12,400	19,421,004
NVIDIA Corp	18,025,630	3,805,931,518
Rambus Inc (b)	484,800	70,519,008
SiTime Corp (b)	117,069	83,142,404
Teradyne Inc	141,127	52,825,247
Veeco Instruments Inc (b)	24,132	1,390,968
		7,934,954,442
Software - 3.7%
Cadence Design Systems Inc (b)	391,882	146,928,318
Canva Inc Class A (b)(d)(e)	5,600	7,116,872
Datadog Inc Class A (b)	1,378,238	340,907,169
Microsoft Corp	3,960,941	1,783,374,077
Oracle Corp	25,767	5,817,673
Palantir Technologies Inc Class A (b)	63,805	9,988,035
Synopsys Inc (b)	283,068	134,632,802
		2,428,764,946
Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc	8,066,591	2,517,260,388
Sandisk Corp/DE (b)	7,927	13,436,106
Seagate Technology Holdings PLC	404,100	355,527,180
Western Digital Corp	172,900	91,846,209
		2,978,069,883
TOTAL INFORMATION TECHNOLOGY		14,436,221,984
Materials - 1.1%
Chemicals - 0.6%
Air Products and Chemicals Inc	136,638	38,070,080
Albemarle Corp	157,200	27,733,224
Balchem Corp	53,322	8,357,157
Corteva Inc	534,923	41,873,772
Dow Inc	571,471	19,287,146
Ecolab Inc	212,198	54,322,688
Linde PLC	326,594	162,542,568
LyondellBasell Industries NV Class A1	256,195	17,075,397
Mosaic Co/The	275,399	6,582,036
Sherwin-Williams Co/The	110,402	33,544,544
Solstice Advanced Materials Inc	188,105	15,844,084
		425,232,696
Construction Materials - 0.1%
CRH PLC	315,200	34,290,608
James Hardie Industries PLC (b)	819,900	19,087,272
Martin Marietta Materials Inc	70,481	40,994,569
		94,372,449
Containers & Packaging - 0.1%
Packaging Corp of America	36,800	8,055,888
Smurfit Westrock PLC	639,000	26,294,850
TriMas Corp	39,009	1,596,637
		35,947,375
Metals & Mining - 0.3%
Freeport-McMoRan Inc	938,356	61,659,373
Newmont Corp	653,332	71,742,387
Nucor Corp	237,416	59,354,000
		192,755,760
TOTAL MATERIALS		748,308,280
Real Estate - 1.2%
Health Care REITs - 0.2%
Ventas Inc	1,495,915	126,285,144
Industrial REITs - 0.1%
Prologis Inc	539,001	77,330,474
Terreno Realty Corp	216,064	14,193,244
		91,523,718
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	1,710,000	14,073,300
CoStar Group Inc (b)	232,400	7,483,279
Jones Lang LaSalle Inc (b)	119,099	33,622,839
		55,179,418
Residential REITs - 0.1%
Camden Property Trust	619,202	65,982,165
Invitation Homes Inc	547,183	16,005,103
		81,987,268
Retail REITs - 0.1%
Acadia Realty Trust	638,965	14,070,009
Federal Realty Investment Trust	147,697	17,668,992
Macerich Co/The	1,838,713	41,407,817
Tanger Inc	292,754	10,559,637
		83,706,455
Specialized REITs - 0.6%
American Tower Corp	470,077	87,885,596
Equinix Inc	102,091	109,037,272
Extra Space Storage Inc	363,818	52,502,576
Iron Mountain Inc	337,410	43,272,833
SBA Communications Corp Class A	83,500	16,963,859
VICI Properties Inc	1,137,800	32,108,716
		341,770,852
TOTAL REAL ESTATE		780,452,855
Utilities - 1.3%
Electric Utilities - 0.9%
Alliant Energy Corp	391,099	28,006,599
American Electric Power Co Inc	480,951	60,922,063
Constellation Energy Corp	229,615	66,071,716
Duke Energy Corp	452,110	55,487,460
Entergy Corp	457,772	49,920,037
Evergy Inc	342,634	28,109,693
NextEra Energy Inc	1,481,784	128,930,027
NRG Energy Inc	346,602	46,472,396
PG&E Corp	1,970,523	32,198,346
Pinnacle West Capital Corp	61,700	6,153,958
PPL Corp	897,838	31,774,487
Southern Co/The	281,495	25,911,615
Xcel Energy Inc	585,308	46,531,986
		606,490,383
Independent Power and Renewable Electricity Producers - 0.1%
Fervo Energy Co (b)	148,000	5,425,680
Vistra Corp	285,228	45,702,082
		51,127,762
Multi-Utilities - 0.3%
Ameren Corp	334,559	36,122,335
CenterPoint Energy Inc	872,572	36,874,893
Dominion Energy Inc	562,900	37,680,526
NiSource Inc	681,117	31,481,228
Sempra	577,238	51,449,223
		193,608,205
TOTAL UTILITIES		851,226,350
TOTAL UNITED STATES		40,094,241,699
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	166,196	5,116,133
TOTAL COMMON STOCKS (Cost $19,778,766,308)		42,374,034,599

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(e)	162,664	51,655,580
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(e)	47,770	9,763,628
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(e)	511,009	6,474,484
UNITED STATES - 0.5%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(d)(e)	44,489	7,310,432
Waymo LLC Series D-2 (d)(e)	47,300	7,772,336
TOTAL CONSUMER DISCRETIONARY		15,082,768
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (b)(d)(e)	155,635	40,465
ABL Space Systems Co Series A9 (b)(d)(e)	70,143	18,237
Anduril Industries Inc Series H (d)(e)	56,571	3,900,571
TOTAL INDUSTRIALS		3,959,273
Information Technology - 0.5%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(d)(e)	468,104	13,013,291
IT Services - 0.0%
Gupshup Inc (b)(d)(e)	462,431	2,954,934
Software - 0.5%
Algolia Inc Series D (b)(d)(e)	217,863	3,481,451
Anthropic PBC Series F (d)(e)	61,700	36,341,917
Anthropic PBC Series G (d)(e)	172,500	101,604,225
Anthropic PBC Series H (d)(e)	136,400	80,340,964
Databricks Inc Series G (b)(d)(e)	34,653	6,584,070
Databricks Inc Series H (b)(d)(e)	144,975	27,545,250
Databricks Inc Series L (d)(e)	11,000	2,090,000
OpenAI Group Pbc Series A-2 (d)(e)	17,686	12,162,485
OpenAI Group Pbc Series A-3 (d)(e)	1,974	1,357,500
OpenAI Group Pbc Series C (d)(e)	2,900	1,994,301
Skyryse Inc Series B (b)(d)(e)	383,747	8,914,443
World Labs Technologies Inc Series C (d)(e)	31,800	10,005,552
World Labs Technologies Inc Series C PRIME (d)(e)	37,158	12,519,645
		304,941,803
TOTAL INFORMATION TECHNOLOGY		320,910,028
TOTAL UNITED STATES		339,952,069
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $271,891,563)		407,845,761

Fixed-Income Funds - 33.8%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (g) (Cost $24,198,989,207)	226,237,804	22,250,488,044

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(d)(e) (Cost $12,227,166)	679,287	3,953,450

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (i)	3.65	2,800,000	2,787,348
US Treasury Bills 0% 8/20/2026 (i)	3.61 to 3.62	38,050,000	37,746,093
US Treasury Bills 0% 8/6/2026 (i)	3.63	310,000	307,943
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,841,753)			40,841,384

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.67	789,034,942	789,192,749
Fidelity Securities Lending Cash Central Fund (j)(k)	3.67	61,478,291	61,484,438
TOTAL MONEY MARKET FUNDS (Cost $850,673,394)			850,677,187

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $45,153,389,391)	65,927,840,425
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(140,423,468)
NET ASSETS - 100.0%	65,787,416,957

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	1,419	6/2026	538,918,463	35,404,397

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $523,398,713 or 0.8% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,682,629 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $40,378,485.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $48,273,173.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/2021	6,176,993

ABL Space Systems Co Series A9	10/22/2021	4,264,375

Algolia Inc Series D	7/23/2021	6,371,414

Anduril Industries Inc Series H	5/12/2026	3,900,723

Anthropic PBC Series F	8/18/2025	8,697,701

Anthropic PBC Series G	1/27/2026	44,701,029

Anthropic PBC Series H	5/28/2026	80,340,897

Astranis Space Technologies Corp Series C	3/19/2021	10,261,275

Bolt Technology OU Series E	1/3/2022	12,410,479

Bytedance Ltd Series E1	11/18/2020	17,823,774

Canva Inc Class A	8/19/2025 - 11/12/2025	9,218,384

Cazoo Group Ltd	3/28/2021	3,563,271

Checkr Inc Series E	8/24/2021	12,227,166

Databricks Inc Series G	2/1/2021	2,048,777

Databricks Inc Series H	8/31/2021	10,653,362

Databricks Inc Series L	12/18/2025	2,090,000

Epic Games Inc	3/29/2021	12,378,495

Gupshup Inc	6/8/2021	10,573,577

OpenAI Group Pbc Series A-2	9/30/2024	3,322,452

OpenAI Group Pbc Series A-3	8/4/2025	605,800

OpenAI Group Pbc Series C	3/27/2026	1,994,292

Skyryse Inc Series B	10/21/2021	9,470,864

Space Exploration Technologies Corp	2/16/2021 - 12/12/2025	9,503,967

Starling Bank Ltd	6/18/2021	10,282,869

Waymo LLC Class B	4/22/2026	2,185,401

Waymo LLC Series C2	10/18/2024	3,479,098

Waymo LLC Series D-2	2/2/2026	7,772,142

World Labs Technologies Inc Series C	2/17/2026	8,275,584

World Labs Technologies Inc Series C PRIME	2/17/2026	12,570,927

Xsight Labs Ltd Series D	2/16/2021	4,086,028

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	348,421,015	7,185,283,530	6,744,480,374	15,319,271	(31,422)	-	789,192,749	789,034,942	1.2%
Fidelity Investment Grade Bond Central Fund	20,679,412,047	1,735,848,473	9,654,279	691,158,538	775,712	(155,893,909)	22,250,488,044	226,237,804	49.9%
Fidelity Securities Lending Cash Central Fund	107,385,386	1,123,149,889	1,169,052,632	191,693	1,795	-	61,484,438	61,478,291	0.2%
Total	21,135,218,448	10,044,281,892	7,923,187,285	706,669,502	746,085	(155,893,909)	23,101,165,231

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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